CONDENSED STATEMENT OF CASH FLOWS (UNAUDITED)	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net Income	$ 7,124,222
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(60,383)
Unrealized gain on change in fair value of warrants	(9,341,215)
Transaction costs allocated to warrant liabilities	820,691
Changes in operating assets and liabilities
Prepaid assets	(477,273)
Taxes payable	150,000
Due from Sponsor	(563)
Due to related party	(173,650)
Accounts payable and accrued expenses	750,127
Net cash used in operating activities	(1,208,044)
Cash flows from investing activities:
Investments and marketable securities held in Trust	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of offering costs	344,500,349
Proceeds from issuance of Private Placement Warrants	9,400,000
Payment of underwriter discount	(6,900,000)
Net cash provided by financing activities	347,000,349
Net change in cash	792,305
Cash, beginning of the period	200,000
Cash, end of period	992,305
Supplemental Disclosure of Non-cash Financing Activities:
Initial classification of Class A common stock subject to possible redemption	345,000,000
Deferred underwriters' discount payable charged to additional paid in capital	$ 12,075,000